                  Nuveen Municipal Trust, dated August 27, 2004
               Nuveen Multistate Trust I, dated September 28, 2004
                 Nuveen Multistate Trust II, dated June 28, 2004
              Nuveen Multistate Trust III, dated September 28, 2004
              Nuveen Multistate Trust IV, dated September 28, 2004
                Nuveen Investment Trust, Statement of Additional
                       Information dated October 29, 2004
               Nuveen Investment Trust II, dated November 29, 2004

                Supplement Dated February 28, 2005 to each of the
                      Statements of Additional Information
                     Of the above-referenced Nuveen trusts.

In the section entitled Additional Information on the Purchase and Redemption of Fund Shares, the following language should replace the subsection entitled, General Matters, Other compensation to certain dealers:

     Other compensation to certain dealers

     Nuveen Asset Management ("NAM"), at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen mutual funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or (b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen funds.

     In 2005, NAM expects that it will pay additional compensation to the following dealers:

               A.G. Edwards & Sons, Inc.
               American Express Financial Advisors Inc.
               Merrill Lynch, Pierce, Fenner & Smith, Inc.
               Morgan Stanley DW Inc.
               Prudential Investments LLC
               Raymond James Group
               Smith Barney
               UBS Financial Services Inc.
               Wachovia Securities LLC

In addition, in the section entitled, MANAGEMENT, the following persons should be added to the list of trustees:

               David J. Kundert, Trustee and Eugene S. Sunshine, Trustee

                                                                                                         Number of
                                                                                                       Portfolios in
                         Position(s)      Term of Office and            Principal Occupation(s)         Fund Complex
    Name, Address         Held with             Length               During Past 5 Years and Other      Overseen by
   and Birth Date           Fund           of Time Served**          Diectorships Held by Trustee       Board Member
----------------------   -----------   -----------------------   -----------------------------------   -------------
David J. Kundert           Trustee     Term: Indefinite /(1)/:   Retired (since 2004) as Chairman,          151
c/o Nuveen Investments                 Since 2005                JPMorgan Fleming Asset Management,
333 West Wacker Drive                                            President and CEO, Banc One
Chicago, IL 60606                                                Investment Advisors Corporation,
(10/28/42)                                                       and President, One Group Mutual
                                                                 Funds; prior thereto, Executive
                                                                 Vice President, Bank One
                                                                 Corporation and (since 1995)
                                                                 Chairman and CEO, Banc One
                                                                 Investment Management Group; Board
                                                                 of Regents, Luther College;
                                                                 currently a member of the American
                                                                 and Wisconsin Bar Associations.

Eugene S. Sunshine         Trustee     Term: Indefinite /(1)/:   Senior Vice President for Business         153
c/o Nuveen Investments                 Since 2005                and Finance, Northwestern
333 West Wacker Drive                                            University (since 1997); Director
Chicago, IL 60606                                                (since 2003), Chicago Board of
(1/22/50)                                                        Options Exchange; Director (since
                                                                 2003), National Mentor Holdings, a
                                                                 privately-held, national provider
                                                                 of home and community-based
                                                                 services; Chairman (since 1997),
                                                                 Board of Directors, Rubicon, a pure
                                                                 captive insurance company owned by
                                                                 Northwestern University; Director
                                                                 (since 1997), Evanston Chamber of
                                                                 Commerce and Evanston Inventure, a
                                                                 business development organization.

/(1)/ Trustees serve an indefinite term until his/her successor is elected.

               Please retain this supplement for future reference.


                                                                   MGN-SAI-0205D